Consolidated Statements of Financial Position - EUR (€)	Sep. 30, 2024	Sep. 30, 2023
Non-current assets
Goodwill	€ 1,554,621,000	€ 1,593,917,000
Intangible assets (other than goodwill)	1,639,393,000	1,705,736,000
Property, plant and equipment	318,843,000	286,053,000
Right-of-use assets	171,334,000	122,984,000
Deferred tax assets	117,000	0
Other assets	37,351,000	38,234,000
Total non-current assets	3,721,659,000	3,746,924,000
Current assets
Inventories	624,807,000	595,092,000
Trade and other receivables	114,302,000	91,764,000
Current tax assets	11,263,000	10,361,000
Other current assets	57,065,000	38,922,000
Cash and cash equivalents	355,843,000	344,407,000
Total current assets	1,163,280,000	1,080,546,000
Total assets	4,884,939,000	4,827,470,000
Shareholders' equity
Ordinary shares	0	182,721,000
Share premium	2,524,270,000	1,894,384,000
Treasury shares	(355,775,000)	0
Other capital reserve	68,920,000	65,394,000
Retained earnings	417,578,000	225,976,000
Accumulated other comprehensive income (loss)	(29,974,000)	32,113,000
Total shareholders' equity	2,625,019,000	2,400,588,000
Non-current liabilities
Loans and borrowings	1,169,965,000	1,815,695,000
Tax receivable agreement liability	344,590,000	0
Lease liabilities	143,199,000	103,049,000
Provisions	4,867,000	4,790,000
Deferred tax liabilities	131,003,000	109,794,000
Deferred income	13,737,000	10,634,000
Other liabilities	4,666,000	4,338,000
Total non-current liabilities	1,812,027,000	2,048,300,000
Current liabilities
Loans and borrowings	24,670,000	37,343,000
Tax receivable agreement liability	15,300,000	0
Lease liabilities	40,874,000	27,010,000
Trade and other payables	136,280,000	123,012,000
Accrued liabilities	29,411,000	38,645,000
Other financial liabilities	3,971,000	7,085,000
Provisions	31,164,000	36,495,000
Contract liabilities	7,999,000	7,018,000
Tax liabilities	144,730,000	83,332,000
Deferred income	0	2,680,000
Other current liabilities	13,494,000	15,962,000
Total current liabilities	447,893,000	378,582,000
Total liabilities	2,259,920,000	2,426,882,000
Total shareholders' equity and liabilities	€ 4,884,939,000	€ 4,827,470,000